Document and Entity Information	12 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2012
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Central Index Key	0001005020
Amendment Flag	false
Document Creation Date	Mar 11, 2013
Document Effective Date	Mar 11, 2013
Prospectus Date	Jan 31, 2013

Virtus Emerging Markets Debt Fund,

a series of Virtus Opportunities Trust

Supplement dated March 11, 2013 to the Summary Prospectus and

Statutory Prospectus dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The fund has modified its approach to managing duration.

Accordingly, the description of the fund’s duration strategy under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is revised to state:

Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Supplement [Text Block]	vot14_SupplementTextBlock

Virtus Emerging Markets Debt Fund,

a series of Virtus Opportunities Trust

Supplement dated March 11, 2013 to the Summary Prospectus and

Statutory Prospectus dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The fund has modified its approach to managing duration.

Accordingly, the description of the fund’s duration strategy under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is revised to state:

Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Virtus Emerging Markets Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vot14_SupplementTextBlock

Virtus Emerging Markets Debt Fund,

a series of Virtus Opportunities Trust

Supplement dated March 11, 2013 to the Summary Prospectus and

Statutory Prospectus dated January 31, 2013

IMPORTANT NOTICE TO INVESTORS

The fund has modified its approach to managing duration.

Accordingly, the description of the fund’s duration strategy under “Principal Investment Strategies” in the fund’s summary prospectus and the summary section of the statutory prospectus is revised to state:

Under normal circumstances, the average duration of the fund’s portfolio will vary within three years (plus or minus) of the duration of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified. As of September 30, 2012, the modified adjusted duration of the JP Morgan EMBI Global Diversified was 7.41 years.

All other disclosure concerning the fund, including fees, expenses and portfolio management remains unchanged.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Prospectus Date	rr_ProspectusDate	Jan 31, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 11, 2013